Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 36,141	$ 30,104	$ 28,203
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,615	13,588	12,066
Pension expense	2,708	7,164	6,946
Contributions to pension plan	(2,500)	(4,200)	(7,200)
Deferred income taxes	(1,367)	241	2,193
Gain on sale of property, plant and equipment	(343)	(2,535)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable - net	(8,529)	(662)	710
Inventories - net	(2,987)	(48)	(8,583)
Accounts payable	(693)	2,985	(1,911)
Commissions payable	3,367	(1,487)	(189)
Deferred revenue	(3,024)	7,112
Accrued expenses	(3,700)	6,947	4,727
Benefit obligations and other	(4,685)	(8,823)	(4,329)
Net cash provided by operating activities	29,003	50,386	32,633
Cash flows from investing activities:
Capital additions - net	(13,275)	(21,015)	(16,373)
Proceeds from sale of property, plant and equipment	681	2,905
(Purchases) redemptions of short-term investments	(3)	1	805
Payments for acquisitions, net of cash acquired	(16,667)		(20,823)
Net cash used for investing activities	(29,264)	(18,109)	(36,391)
Cash flows from financing activities:
Cash dividends	(9,715)	(8,662)	(8,188)
Proceeds from bank borrowings	18,000	6,000	17,000
Payments to bank for borrowings	(15,000)	(19,000)	(5,000)
Net cash (used for) provided by financing activities	(6,715)	(21,662)	3,812
Effect of exchange rate changes on cash	344	389	(77)
Net (decrease) increase in cash and cash equivalents	(6,632)	11,004	(23)
Cash and cash equivalents:
Beginning of year	31,123	20,119	20,142
End of year	$ 24,491	$ 31,123	$ 20,119